Shareholder Report, Average Annual Return (Details)	7 Months Ended	8 Months Ended	12 Months Ended		60 Months Ended	95 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025		Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000083514 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Government Money Market Fund (American Cancer Society Support – Class D Shares/ACDXX)
Average Annual Return, Percent			4.36%		2.48%		1.59%
C000254996 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Government Money Market Fund (American Cancer Society Support - Class I Shares/ACJXX)
Average Annual Return, Percent	2.35%
C000254997 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Government Money Market Fund (American Cancer Society Support - Class N Shares/ACOXX)
Average Annual Return, Percent		3.01%
C000028921 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Government Money Market Fund (American Cancer Society Support – Class T Shares/ACTXX)
Average Annual Return, Percent			4.26%		2.45%		1.57%
C000077664 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson High-Yield Fund (Class A Shares/JHYAX) at Maximum Offering Price - 4.75%
Average Annual Return, Percent			4.12%		3.77%		3.67%
C000077665 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson High-Yield Fund (Class C Shares/JDHCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent			7.53%	[1]	4.06%		3.46%
C000083516 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson High-Yield Fund (Class D Shares/JNHYX)
Average Annual Return, Percent			9.51%		5.00%		4.39%
C000077666 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson High-Yield Fund (Class I Shares/JHYFX)
Average Annual Return, Percent			9.53%		5.03%		4.44%
C000114871 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson High-Yield Fund (Class N Shares/JHYNX)
Average Annual Return, Percent			9.64%		5.14%		4.54%
C000077667 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson High-Yield Fund (Class R Shares/JHYRX)
Average Annual Return, Percent			8.85%		4.35%		3.73%
C000077668 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson High-Yield Fund (Class S Shares/JDHYX)
Average Annual Return, Percent			9.10%		4.62%		4.01%
C000028924 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson High-Yield Fund (Class T Shares/JAHYX)
Average Annual Return, Percent			9.38%		4.89%		4.29%
C000077673 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Mid Cap Value Fund (Class A Shares/JDPAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent			1.43%		10.32%		6.95%
C000077674 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Mid Cap Value Fund (Class C Shares/JMVCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent			6.03%	[2]	10.90%		6.93%
C000083518 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Mid Cap Value Fund (Class D Shares/JNMCX)
Average Annual Return, Percent			7.98%		11.95%		7.90%
C000077675 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Mid Cap Value Fund (Class I Shares/JMVAX)
Average Annual Return, Percent			7.99%		11.99%		7.93%
C000114873 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Mid Cap Value Fund (Class N Shares/JDPNX)
Average Annual Return, Percent			8.09%		12.10%		8.05%
C000077676 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Mid Cap Value Fund (Class R Shares/JDPRX)
Average Annual Return, Percent			7.25%		11.25%		7.24%
C000077677 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Mid Cap Value Fund (Class S Shares/JMVIX)
Average Annual Return, Percent			7.56%		11.55%		7.51%
C000028928 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Mid Cap Value Fund (Class T Shares/JMCVX)
Average Annual Return, Percent			7.84%		11.83%		7.79%
C000083519 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Money Market Fund (Class D Shares/JNMXX)
Average Annual Return, Percent			4.40%		2.52%		1.65%
C000028930 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Money Market Fund (Class T Shares/JAMXX)
Average Annual Return, Percent			4.32%		2.49%		1.62%
C000077701 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Short Duration Flexible Bond Fund (Class A Shares/JSHAX) at Maximum Offering Price - 2.50%
Average Annual Return, Percent			4.18%		1.43%		1.63%
C000077702 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Short Duration Flexible Bond Fund (Class C Shares/JSHCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent			4.60%	[3]	1.27%		1.18%
C000083525 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Short Duration Flexible Bond Fund (Class D Shares/JNSTX)
Average Annual Return, Percent			6.93%		2.13%		2.07%
C000077703 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Short Duration Flexible Bond Fund (Class I Shares/JSHIX)
Average Annual Return, Percent			6.63%		2.18%		2.09%
C000114878 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Short Duration Flexible Bond Fund (Class N Shares/JSHNX)
Average Annual Return, Percent			7.07%		2.18%		2.13%
C000077704 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Short Duration Flexible Bond Fund (Class S Shares/JSHSX)
Average Annual Return, Percent			6.18%		1.76%		1.73%
C000028938 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Short Duration Flexible Bond Fund (Class T Shares/JASBX)
Average Annual Return, Percent			6.81%		2.01%		1.96%
C000077705 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Small Cap Value Fund (Class A Shares/JDSAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent			(7.06%)		7.80%		4.89%
C000077706 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Small Cap Value Fund (Class C Shares/JCSCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent			(2.82%)	[4]	8.39%		4.89%
C000083526 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Small Cap Value Fund (Class D Shares/JNPSX)
Average Annual Return, Percent			(1.04%)		9.40%		5.84%
C000077707 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Small Cap Value Fund (Class I Shares/JSCOX)
Average Annual Return, Percent			(1.05%)		9.41%		5.86%
C000028939 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Small Cap Value Fund (Class L Shares/JSIVX)
Average Annual Return, Percent			(0.93%)		9.55%		5.98%
C000114879 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Small Cap Value Fund (Class N Shares/JDSNX)
Average Annual Return, Percent			(0.92%)		9.55%		6.00%
C000077708 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Small Cap Value Fund (Class R Shares/JDSRX)
Average Annual Return, Percent			(1.68%)		8.73%		5.20%
C000077709 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Small Cap Value Fund (Class S Shares/JISCX)
Average Annual Return, Percent			(1.45%)		9.01%		5.46%
C000028940 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Small Cap Value Fund (Class T Shares/JSCVX)
Average Annual Return, Percent			(1.17%)		9.29%		5.74%
C000077710 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Global Allocation Fund – Growth (Class A Shares/JGCAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent			6.64%		7.52%		5.69%
C000077711 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Global Allocation Fund – Growth (Class C Shares/JGCCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent			11.30%	[5]	8.03%		5.61%
C000083527 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Global Allocation Fund – Growth (Class D Shares/JNSGX)
Average Annual Return, Percent			13.42%		9.02%		6.51%
C000077712 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Global Allocation Fund – Growth (Class I Shares/JGCIX)
Average Annual Return, Percent			13.38%		9.05%		6.56%
C000077713 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Global Allocation Fund – Growth (Class S Shares/JGCSX)
Average Annual Return, Percent			12.94%		8.61%		6.13%
C000028941 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Global Allocation Fund – Growth (Class T Shares/JSPGX)
Average Annual Return, Percent			13.27%		8.93%		6.43%
C000077714 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Global Allocation Fund – Moderate (Class A Shares/JMOAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent			5.24%		5.24%		4.43%
C000077715 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Global Allocation Fund – Moderate (Class C Shares/JMOCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent			9.77%	[6]	5.69%		4.33%
C000083528 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Global Allocation Fund – Moderate (Class D Shares/JNSMX)
Average Annual Return, Percent			11.88%		6.67%		5.23%
C000077716 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Global Allocation Fund – Moderate (Class I Shares/JMOIX)
Average Annual Return, Percent			11.92%		6.71%		5.28%
C000077717 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Global Allocation Fund – Moderate (Class S Shares/JMOSX)
Average Annual Return, Percent			11.38%		6.25%		4.85%
C000028942 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Global Allocation Fund – Moderate (Class T Shares/JSPMX)
Average Annual Return, Percent			11.74%		6.58%		5.16%
C000077718 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Global Allocation Fund – Conservative (Class A Shares/JCAAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent			3.72%		2.85%		3.12%
C000077719 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Global Allocation Fund – Conservative (Class C Shares/JCACX) with Contingent Deferred Sales Charge
Average Annual Return, Percent			8.30%	[7]	3.34%		3.08%
C000083529 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Global Allocation Fund – Conservative (Class D Shares/JMSCX)
Average Annual Return, Percent			10.24%		4.29%		3.94%
C000077720 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Global Allocation Fund – Conservative (Class I Shares/JCAIX)
Average Annual Return, Percent			10.28%		4.31%		3.98%
C000077721 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Global Allocation Fund – Conservative (Class S Shares/JCASX)
Average Annual Return, Percent			9.81%		3.87%		3.54%
C000028943 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Global Allocation Fund – Conservative (Class T Shares/JSPCX)
Average Annual Return, Percent			10.19%		4.20%		3.86%
C000077742 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Flexible Bond Fund (Class A Shares/JDFAX) at Maximum Offering Price - 4.75%
Average Annual Return, Percent			1.25%		(1.25%)		1.30%
C000077743 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Flexible Bond Fund (Class C Shares/JFICX) with Contingent Deferred Sales Charge
Average Annual Return, Percent			4.62%	[8]	(0.94%)		1.12%
C000083536 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Flexible Bond Fund (Class D Shares/JANFX)
Average Annual Return, Percent			6.57%		(0.07%)		2.04%
C000077744 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Flexible Bond Fund (Class I Shares/JFLEX)
Average Annual Return, Percent			6.64%		0.02%		2.11%
C000114884 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Flexible Bond Fund (Class N Shares/JDFNX)
Average Annual Return, Percent			6.81%		0.05%		2.18%
C000077745 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Flexible Bond Fund (Class R Shares/JDFRX)
Average Annual Return, Percent			5.91%		(0.69%)		1.41%
C000077746 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Flexible Bond Fund (Class S Shares/JADFX)
Average Annual Return, Percent			6.17%		(0.45%)		1.66%
C000028954 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Flexible Bond Fund (Class T Shares/JAFIX)
Average Annual Return, Percent			6.44%		(0.19%)		1.94%
C000077645 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class A Shares/JRSAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent			7.28%		10.48%		9.51%
C000077646 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class C Shares/JRSCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent			11.97%	[9]	11.06%		9.44%
C000150517 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class D Shares/JRSDX)
Average Annual Return, Percent			13.94%		12.01%		10.38%
C000077647 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class I Shares/JRSIX)
Average Annual Return, Percent			14.03%		12.05%		10.43%
C000147334 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class N Shares/JRSNX)
Average Annual Return, Percent			14.08%		12.16%		10.55%
C000077648 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class S Shares/JRSSX)
Average Annual Return, Percent			13.67%		11.63%		10.02%
C000077649 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class T Shares/JRSTX)
Average Annual Return, Percent			13.84%		11.91%		10.28%
C000107973 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Small-Mid Cap Value Fund (Class A Shares/JVSAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent			(5.58%)		9.04%		6.63%
C000107974 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Small-Mid Cap Value Fund (Class C Shares/JVSCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent			(1.50%)	[10]	9.54%		6.44%
C000107975 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Small-Mid Cap Value Fund (Class D Shares/JSVDX)
Average Annual Return, Percent			0.41%		10.59%		7.49%
C000107976 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Small-Mid Cap Value Fund (Class I Shares/JVSIX)
Average Annual Return, Percent			0.44%		10.62%		7.52%
C000114893 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Small-Mid Cap Value Fund (Class N Shares/JVSNX)
Average Annual Return, Percent			0.59%		10.74%	6.80%
C000107977 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Small-Mid Cap Value Fund (Class S Shares/JSVSX)
Average Annual Return, Percent			0.26%		10.31%		7.24%
C000107978 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Small-Mid Cap Value Fund (Class T Shares/JSVTX)
Average Annual Return, Percent			0.30%		10.49%		7.38%
C000137958 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Multi-Sector Income Fund (Class A Shares/JMUAX) at Maximum Offering Price - 4.75%
Average Annual Return, Percent			3.90%		2.85%		3.49%
C000137959 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Multi-Sector Income Fund (Class C Shares/JMUCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent			7.35%	[11]	3.11%		3.24%
C000137960 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Multi-Sector Income Fund (Class D Shares/JMUDX)
Average Annual Return, Percent			9.34%		4.05%		4.18%
C000137961 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Multi-Sector Income Fund (Class I Shares/JMUIX)
Average Annual Return, Percent			9.26%		4.07%		4.24%
C000137962 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Multi-Sector Income Fund (Class N Shares/JMTNX)
Average Annual Return, Percent			9.49%		4.21%		4.32%
C000137963 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Multi-Sector Income Fund (Class S Shares/JMUSX)
Average Annual Return, Percent			8.76%		3.67%		3.91%
C000137964 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Multi-Sector Income Fund (Class T Shares/JMUTX)
Average Annual Return, Percent			9.10%		3.94%		4.07%
C000137972 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Absolute Return Income Opportunities Fund (Class A Shares/JUCAX) at Maximum Offering Price - 4.75%
Average Annual Return, Percent			1.30%		1.83%		1.66%
C000137973 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Absolute Return Income Opportunities Fund (Class C Shares/JUCCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent			4.70%	[12]	2.12%		1.42%
C000137974 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Absolute Return Income Opportunities Fund (Class D Shares/JUCDX)
Average Annual Return, Percent			6.67%		3.05%		2.29%
C000137975 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Absolute Return Income Opportunities Fund (Class I Shares/JUCIX)
Average Annual Return, Percent			6.69%		3.09%		2.40%
C000137976 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Absolute Return Income Opportunities Fund (Class N Shares/JUCNX)
Average Annual Return, Percent			6.80%		3.15%		2.46%
C000151361 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Absolute Return Income Opportunities Fund (Class R Shares/JUCRX)
Average Annual Return, Percent			6.00%		2.40%		1.71%
C000137977 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Absolute Return Income Opportunities Fund (Class S Shares/JUCSX)
Average Annual Return, Percent			6.27%		2.65%		1.95%
C000137978 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Absolute Return Income Opportunities Fund (Class T Shares/JUCTX)
Average Annual Return, Percent			6.56%		2.95%		2.23%
C000183913 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Developed World Bond Fund (Class A Shares/HFAAX) at Maximum Offering Price - 4.75%
Average Annual Return, Percent			1.57%		(1.73%)		1.68%
C000183914 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Developed World Bond Fund (Class C Shares/HFACX) with Contingent Deferred Sales Charge
Average Annual Return, Percent			4.92%	[13]	(1.47%)		1.44%
C000183915 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Developed World Bond Fund (Class D Shares/HFADX)
Average Annual Return, Percent			6.84%		(0.63%)		2.30%
C000183916 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Developed World Bond Fund (Class I Shares/HFAIX)
Average Annual Return, Percent			6.96%		(0.54%)		2.43%
C000183917 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Developed World Bond Fund (Class N Shares/HFARX)
Average Annual Return, Percent			6.83%		(0.53%)		2.44%
C000183919 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Developed World Bond Fund (Class S Shares/HFASX)
Average Annual Return, Percent			6.28%		(1.01%)		1.98%
C000183920 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Developed World Bond Fund (Class T Shares/HFATX)
Average Annual Return, Percent			6.70%		(0.77%)		2.20%
C000183943 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson International Dividend Fund (Class A Shares/HDAVX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent			11.94%		11.37%		7.41%
C000183944 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson International Dividend Fund (Class C Shares/HDCVX) with Contingent Deferred Sales Charge
Average Annual Return, Percent			16.89%	[14]	11.89%		7.15%
C000183945 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson International Dividend Fund (Class D Shares/HDDVX)
Average Annual Return, Percent			19.00%		12.89%		8.13%
C000183946 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson International Dividend Fund (Class I Shares/HDIVX)
Average Annual Return, Percent			19.05%		12.96%		8.21%
C000183947 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson International Dividend Fund (Class N Shares/HDRVX)
Average Annual Return, Percent			19.12%		13.03%		8.24%
C000183949 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson International Dividend Fund (Class S Shares/HDQVX)
Average Annual Return, Percent			18.83%		12.88%		8.01%
C000183950 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson International Dividend Fund (Class T Shares/HDTVX)
Average Annual Return, Percent			18.89%		12.76%		8.02%
Without Sales Load [Member] | C000077664 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson High-Yield Fund (Class A Shares/JHYAX) at NAV
Average Annual Return, Percent			9.31%		4.79%		4.18%
Without Sales Load [Member] | C000077665 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson High-Yield Fund (Class C Shares/JDHCX) at NAV
Average Annual Return, Percent			8.53%		4.06%		3.46%
Without Sales Load [Member] | C000077673 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Mid Cap Value Fund (Class A Shares/JDPAX) at NAV
Average Annual Return, Percent			7.65%		11.63%		7.58%
Without Sales Load [Member] | C000077674 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Mid Cap Value Fund (Class C Shares/JMVCX) at NAV
Average Annual Return, Percent			7.01%		10.90%		6.93%
Without Sales Load [Member] | C000077701 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Short Duration Flexible Bond Fund (Class A Shares/JSHAX) at NAV
Average Annual Return, Percent			6.73%		1.95%		1.90%
Without Sales Load [Member] | C000077702 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Short Duration Flexible Bond Fund (Class C Shares/JSHCX) at NAV
Average Annual Return, Percent			5.60%		1.27%		1.18%
Without Sales Load [Member] | C000077705 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Small Cap Value Fund (Class A Shares/JDSAX) at NAV
Average Annual Return, Percent			(1.37%)		9.08%		5.52%
Without Sales Load [Member] | C000077706 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Small Cap Value Fund (Class C Shares/JCSCX) at NAV
Average Annual Return, Percent			(1.94%)		8.39%		4.89%
Without Sales Load [Member] | C000077710 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Global Allocation Fund – Growth (Class A Shares/JGCAX) at NAV
Average Annual Return, Percent			13.12%		8.81%		6.32%
Without Sales Load [Member] | C000077711 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Global Allocation Fund – Growth (Class C Shares/JGCCX) at NAV
Average Annual Return, Percent			12.30%		8.03%		5.61%
Without Sales Load [Member] | C000077714 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Global Allocation Fund – Moderate (Class A Shares/JMOAX) at NAV
Average Annual Return, Percent			11.69%		6.49%		5.04%
Without Sales Load [Member] | C000077715 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Global Allocation Fund – Moderate (Class C Shares/JMOCX) at NAV
Average Annual Return, Percent			10.77%		5.69%		4.33%
Without Sales Load [Member] | C000077718 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Global Allocation Fund – Conservative (Class A Shares/JCAAX) at NAV
Average Annual Return, Percent			10.09%		4.07%		3.73%
Without Sales Load [Member] | C000077719 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Global Allocation Fund – Conservative (Class C Shares/JCACX) at NAV
Average Annual Return, Percent			9.30%		3.34%		3.08%
Without Sales Load [Member] | C000077742 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Flexible Bond Fund (Class A Shares/JDFAX) at NAV
Average Annual Return, Percent			6.31%		(0.27%)		1.79%
Without Sales Load [Member] | C000077743 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Flexible Bond Fund (Class C Shares/JFICX) at NAV
Average Annual Return, Percent			5.62%		(0.94%)		1.12%
Without Sales Load [Member] | C000077645 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class A Shares/JRSAX) at NAV
Average Annual Return, Percent			13.78%		11.78%		10.16%
Without Sales Load [Member] | C000077646 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class C Shares/JRSCX) at NAV
Average Annual Return, Percent			12.97%		11.06%		9.44%
Without Sales Load [Member] | C000107973 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Small-Mid Cap Value Fund (Class A Shares/JVSAX) at NAV
Average Annual Return, Percent			0.18%		10.34%		7.26%
Without Sales Load [Member] | C000107974 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Small-Mid Cap Value Fund (Class C Shares/JVSCX) at NAV
Average Annual Return, Percent			(0.57%)		9.54%		6.44%
Without Sales Load [Member] | C000137958 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Multi-Sector Income Fund (Class A Shares/JMUAX) at NAV
Average Annual Return, Percent			9.03%		3.85%		3.99%
Without Sales Load [Member] | C000137959 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Multi-Sector Income Fund (Class C Shares/JMUCX) at NAV
Average Annual Return, Percent			8.35%		3.11%		3.24%
Without Sales Load [Member] | C000137972 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Absolute Return Income Opportunities Fund (Class A Shares/JUCAX) at NAV
Average Annual Return, Percent			6.33%		2.83%		2.15%
Without Sales Load [Member] | C000137973 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Absolute Return Income Opportunities Fund (Class C Shares/JUCCX) at NAV
Average Annual Return, Percent			5.70%		2.12%		1.42%
Without Sales Load [Member] | C000183913 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Developed World Bond Fund (Class A Shares/HFAAX) at NAV
Average Annual Return, Percent			6.66%		(0.76%)		2.18%
Without Sales Load [Member] | C000183914 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson Developed World Bond Fund (Class C Shares/HFACX) at NAV
Average Annual Return, Percent			5.92%		(1.47%)		1.44%
Without Sales Load [Member] | C000183943 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson International Dividend Fund (Class A Shares/HDAVX) at NAV
Average Annual Return, Percent			18.78%		12.69%		7.96%
Without Sales Load [Member] | C000183944 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Janus Henderson International Dividend Fund (Class C Shares/HDCVX) at NAV
Average Annual Return, Percent			17.89%		11.89%		7.15%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			6.08%		(0.73%)		1.76%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000® Index
Average Annual Return, Percent			15.66%		16.30%		13.35%
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent			8.91%		(1.16%)		1.17%
MSCI All Country World IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI All Country World IndexSM
Average Annual Return, Percent			16.17%		13.65%		9.99%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
Average Annual Return, Percent			15.30%		15.96%	13.59%	12.96%
MSCI World ex USA Index SM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World ex-USA Index SM
Average Annual Return, Percent			18.70%		11.51%		6.65%
S And P 500 Minimum Volatility Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Minimum Volatility Index
Average Annual Return, Percent			12.68%		12.38%		11.42%
Bloomberg Global Aggregate Credit Index USD Hedged [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Credit Index (USD Hedged)
Average Annual Return, Percent			7.01%		0.63%		2.88%
Global Growth Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global Growth Allocation Index
Average Annual Return, Percent			14.76%		10.64%		8.32%
Global Conservative Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global Conservative Allocation Index
Average Annual Return, Percent			11.88%		4.69%		4.82%
Global Moderate Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global Moderate Allocation Index
Average Annual Return, Percent			13.33%		7.66%		6.59%
Bloomberg U S Corporate High Yield Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return, Percent			10.29%		5.97%		5.38%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap® Value Index
Average Annual Return, Percent			11.53%		13.71%		8.39%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000® Value Index
Average Annual Return, Percent			5.54%		12.47%		6.72%
Russell 2500TM Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2500™ Value Index
Average Annual Return, Percent			10.47%		13.96%	7.48%	7.73%
Bloomberg 1 3 Year U S Government Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-3 Year U.S. Government/Credit Index
Average Annual Return, Percent			5.94%		1.58%		1.84%
ICE BofA U S 3 Month Treasury Bill Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Average Annual Return, Percent			4.68%		2.76%		1.98%

[1]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[2]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[3]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[4]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[5]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[6]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[7]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[8]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[9]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[10]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[11]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[12]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[13]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[14]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.